Share Capital - General, Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	9,010,000
Shares issued price per share (in usd per share)	$ 12.35
Proceeds from issue of ordinary shares	$ 111,300
Proceeds from issuing shares, net		$ 0	$ 104,330
Share Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding		103,555,211	102,747,558	92,182,633
Number of shares issued (in shares)			9,010,000
Proceeds from issuing shares, net	$ 104,300
Common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding		103,555,211	102,747,558